Share-Based Payments and Employee Benefits	12 Months Ended
Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Payments and Employee Benefits

NOTE 9 — SHARE-BASED PAYMENTS AND EMPLOYEE BENEFITS

Incentive Plan

The Amended and Restated 2006 Signature Group Holdings, Inc. Performance Incentive Plan (the “Incentive Plan”) provides for the grant of restricted common stock, common stock options, stock appreciation rights, and restricted stock units to employees, nonexecutive directors and consultants. Under the Incentive Plan, the Board is authorized to issue up to 2.5 million shares of common stock, or its equivalent. As of December 31, 2014 and 2013, there were no stock appreciation rights or restricted stock units outstanding, and there were approximately 0.5 million and 0.6 million shares, respectively, available for grant under the Incentive Plan.

Director Compensation Program

The Director Compensation Program provides for annual grants, under the Incentive Plan, of restricted shares of the Company’s common stock on the first business day of each calendar year to each nonexecutive Board member. These grants have a grant date fair value of $75 thousand per nonexecutive director, and vest on January 1 of the following year. Compensation to nonexecutive directors joining the Company after January 1 is prorated for the time of service and those awards also vest on January 1 of the following year.

Restricted common stock

Restricted common stock awards are granted with various vesting schedules ranging from immediately to five years. Grants that vest immediately have restrictions on transfer of the common stock for approximately one year. The following table provides activity of restricted common stock for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	Shares	Weighted Average Grant Date Fair Value Per Share	Shares	Weighted Average Grant Date Fair Value Per Share	Shares	Weighted Average Grant Date Fair Value Per Share
Beginning balance	139,641	$4.94	357,522	$4.32	231,506	$5.96
Shares vested	(98,530)	5.76	(356,886)	4.61	(195,017)	4.18
Shares granted	73,394	9.89	139,005	5.70	321,033	3.05
Ending balance	114,505	$7.42	139,641	$4.94	357,522	$4.32

Share-based compensation related to restricted common stock awards was $0.7 million, $1.2 million and $1.1 million for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, the aggregate unamortized value of share-based restricted common stock awards was $0.4 million and $0.3 million, respectively, and will be recognized over a weighted average period of 1.9 years from December 31, 2014.

During the years ended December 31, 2014 and 2013, respectively, the Company repurchased 9,229 and 32,885 shares of its common stock (the “Treasury Shares”) from executive officers and employees, at fair value, for $0.1 million and $0.3 million, respectively, to satisfy statutory payroll tax withholding requirements on vesting restricted common stock awards. The 2014 and 2013 Director Compensation Program awards included the reissuance of 21,346 and 9,897 Treasury Shares, respectively. Employees were granted 10,618 and 10,871 shares of restricted common stock in 2014 and 2013, respectively. All of the shares of restricted common stock issued to employees in 2013 were reissued Treasury Shares. Executive officers were granted 27,500 and 25,000 shares of restricted common stock in 2014 and 2013, respectively. There were zero and 12,117 Treasury Shares held as of December 31, 2014 and 2013, respectively.

Common stock options

The Company also issues common stock options to employees under the Incentive Plan, with various vesting schedules ranging from immediately to four years. The fair value of each common stock option award is estimated on the grant date using either a Black-Scholes option pricing model for service-based awards or a trinomial lattice option pricing model for performance-based awards using assumptions in the following table. Expected volatilities are based on historical volatility of the Company’s common stock, since emerging from Bankruptcy Proceedings on the Reorganization Effective Date, and volatilities of similar entities. The common stock option awards expire eight to ten years following the grant date and the expected lives are based on the simplified method as the Company does not have sufficient common stock option exercise experience to support a reasonable estimate of expected term. The risk-free rate is the yield available on U.S. Treasury zero-coupon issues with remaining maturities approximating the expected term at the grant date. There were no common stock option awards granted in the year ended December 31, 2014. The following table provides assumptions used in determining the fair value of common stock option grants for the years ended December 31, 2013 and 2012:

	Year Ended December 31,
(Weighted averages)	2013	2012
Expected volatility	55.00%	52.60%
Risk-free interest rate	1.15%	0.80%
Expected term (in years)	5.60	5.10
Dividend yield	—%	—%
Grant date fair value per share	$2.75	$1.67

The following table presents activity of nonvested common stock options during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Exercise Price Per Share
Beginning balance	673,833	$6.59	872,373	$5.41	881,600	$5.72
Options granted	—	—	205,000	9.52	184,600	3.57
Options vested	(592,433)	6.29	(383,208)	5.47	(189,861)	5.11
Options forfeited	—	—	(20,332)	3.62	(3,966)	3.00
Ending balance	81,400	$7.62	673,833	$6.59	872,373	$5.41

The following table presents activity of exercisable common stock options during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Exercise Price Per Share
Beginning balance	543,867	$5.76	181,327	$5.21	—	$—
Options exercised	(150,000)	5.72	(20,668)	3.00	(8,534)	3.00
Options vested	592,433	6.29	383,208	5.47	189,861	5.11
Ending balance	986,300	$6.08	543,867	$5.76	181,327	$5.21

The weighted average remaining contractual life for common stock options outstanding and exercisable as of December 31, 2014 and 2013 was 6.6 and 7.4 years, respectively, and the weighted average remaining contractual life for common stock options exercisable as of December 31, 2014 was 6.6 years.

The following table provides information pertaining to the intrinsic value of common stock options outstanding and exercisable as of December 31, 2014 and 2013:

	December 31,
(Dollars in thousands)	2014	2013
Intrinsic value of common stock options outstanding	$1,507	$5,520
Intrinsic value of common stock options exercisable	1,404	2,716

The following table presents the intrinsic value of common stock options exercised and the fair value of common stock options that vested during the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Intrinsic value of common stock options exercised (1)	$398	$137	$10
Fair value of common stock options vested(2)	1,244	756	327

(1)	The intrinsic value of common stock options exercised is the difference between the fair market value of the Company’s common stock on the exercise date and the exercise price.
(2)	The fair value of common stock options vested is based on the grant date fair value.

Share-based compensation related to common stock option awards was $0.6 million, $0.9 million and $0.7 million for the years ended December 31, 2014, 2013 and 2012, respectively. As of December 31, 2014 and 2013, the aggregate unamortized value of share-based common stock option awards was $0.1 million and $0.7 million, respectively, and will be recognized over a weighted average period of 0.4 years from December 31, 2014.

401(k) saving plan

The Company maintains a 401(k) savings plan (the “Savings Plan”) under which all full-time employees are eligible to participate. Employee contributions are limited to the maximum amount allowed by the IRS. The Company matches 100% of each employee contribution to the Savings Plan, up to a maximum match of 4% of each employee’s total compensation. Matching contributions under the Savings Plan during the years ended December 31, 2014, 2013 and 2012 were $0.2 million, $0.2 million and $0.1 million, respectively.